Credit Risk (Summary of Gross Maximum Credit Risk Exposure) (Details) - Credit risk [member] - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	$ 1,913,684	$ 1,911,864
Credit exposure	2,771,136	2,729,144
Unconditionally cancellable commitments to extend credit [Member]
Disclosure of credit risk exposure [line items]
Credit exposure	468,663	450,574
Amounts receivable from brokers dealers and clients [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	27,345	22,115
Other assets [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	12,318	12,761
Credit instruments [Member]
Disclosure of credit risk exposure [line items]
Credit exposure	388,789	366,706
Cash and due from banks [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	7,512	6,437
Interest bearing deposits with banks [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	109,417	169,930
Securities purchased under reverse repurchase agreements [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	247,078	208,217
Derivatives [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	82,972	78,061
Trading loans [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	30,032	23,518
Residential mortgages [member] | Loans [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	314,706	331,284
Consumer installment and other personal [Member] | Loans [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	256,840	226,333
Credit card [Member] | Loans [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	39,370	38,542
Business and government [member] | Loans [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	342,096	353,390
Loans at fair value through other comprehensive income [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	288	230
Non trading loans at fair value through profit or loss [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	344	3,057
Non trading loans at fair value through profit or loss [Member] | Government and government insured securities [Member] | Securities excluding equity securities [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	333	271
Non trading loans at fair value through profit or loss [Member] | Other debt securities [Member] | Securities excluding equity securities [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	5,346	1,376
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Government and government insured securities [Member] | Securities excluding equity securities [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	3,473	3,056
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Other debt securities [Member] | Securities excluding equity securities [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	3,513	3,361
Trading securities [member] | Government and government insured securities [Member] | Securities excluding equity securities [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	43,957	46,575
Trading securities [member] | Other debt securities [Member] | Securities excluding equity securities [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	23,270	22,482
Trading securities [member] | Retained interest [Member] | Securities excluding equity securities [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	1	1
Financial assets available-for-sale, category [member] | Government and government insured securities [Member] | Securities excluding equity securities [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	101,234	78,422
Financial assets available-for-sale, category [member] | Other debt securities [Member] | Securities excluding equity securities [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	21,800	10,830
Debt securities carried at amortized cost [Member] | Government and government insured securities [Member] | Securities excluding equity securities [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	182,488	205,098
Debt securities carried at amortized cost [Member] | Other debt securities [Member] | Securities excluding equity securities [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	$ 57,951	$ 66,517